Related Party Disclosures	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party disclosures

15. Related party disclosures

Compensation of key management personnel of the Company

	2020	2019	2018
	(in thousands)
	£	£	£
Short-term employee benefits	1,658	1,686	1,687
Pension and other benefits	79	69	72
Share-based payments	3,377	1,976	893
	5,114	3,731	2,652

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting year.